Segment disclosure - Non-current assets located in different jurisdictions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment disclosure
Total non-current assets	$ 1,694,334	$ 1,837,426
Australia
Segment disclosure
Total non-current assets	607,194	636,310
United States
Segment disclosure
Total non-current assets	297,232	399,051
Canada
Segment disclosure
Total non-current assets	236,536	254,066
South Africa
Segment disclosure
Total non-current assets	130,860	130,975
Cote d'Ivoire
Segment disclosure
Total non-current assets	101,468	59,321
Peru
Segment disclosure
Total non-current assets	90,036	115,179
Mexico
Segment disclosure
Total non-current assets	66,376	72,826
Colombia
Segment disclosure
Total non-current assets	43,145	46,040
Chile
Segment disclosure
Total non-current assets	32,391	31,764
Guatemala
Segment disclosure
Total non-current assets	24,900	24,900
Honduras
Segment disclosure
Total non-current assets	22,187	22,268
Mongolia
Segment disclosure
Total non-current assets	17,350	18,110
Other
Segment disclosure
Total non-current assets	$ 24,659	$ 26,616